[LETTERHEAD]

March 6, 2006

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Transamerica IDEX Mutual Funds

1933 Act File No.: 33-2659

Filer CIK No. 0000787623

Dear Sir/Madam:

On behalf of Transamerica IDEX Mutual Funds (the “Fund”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the forms of prospectuses for the Fund dated March 1, 2006 for the retail Funds, the Closed Funds, TA IDEX Multi- Manager International Fund and Protected Principal Stock Fund, otherwise required to be filed under paragraph (c) of Rule 497, would not have differed from the form of prospectus contained in the Form N-1A registration statement for the Fund (Post-Effective Amendment No. 77) (the “Registration Statement”). TA IDEX Class R Shares has not yet commenced operations and the filing pursuant to Rule 497 will be made upon commencement. The Registration Statement was filed electronically with the Securities and Exchange Commission on March 1, 2006 via EDGAR (Accession Number 0000950144-06-001678).

Sincerely,

/s/ T. Gregory Reymann, II

T. Gregory Reymann, II, Esq.

Vice President and Counsel